As filed with the Securities and Exchange Commission on February 16, 2011
File Nos. 333-126677 and 811-21789

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 7	[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 8	[X]
(Check appropriate box or boxes)

GIORDANO INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

2530 Riva Road, Suite 312, Annapolis, Maryland 21401
(Address of Principal Executive Offices)

252-972-9922
(Registrant’s Telephone Number, including Area Code)

A. Vason Hamrick, 116 S. Franklin Street, P.O. Box 69, Rocky Mount, North Carolina 27802
(Name and Address of Agent for Service)

With copy to:

Tanya L. Goins
Malik Law Group LLC
191 Peachtree Street
Suite 3300
Atlanta, GA 30303

Approximate Date of Proposed Public Offering:             As soon as practicable after the
Effective Date of this Registration Statement

It is proposed that this filing will become effective:  (check appropriate box)

[X]  immediately upon filing pursuant to paragraph (b)
[   ]  on ________ (date) pursuant to paragraph (b)
[   ]  60 days after filing pursuant to paragraph (a)(1)
[   ]  on ________ (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2) or
[   ]  on ________ (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 7 to the Trust’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 6 filed January 28, 2011 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 7 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Rocky Mount, and State of North Carolina on February 16, 2011.

By:   /s/ A. Vason Hamrick
 A. Vason Hamrick, Secretary

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

*	February 16, 2011
Jonathan C. Hamley	Date
Trustee

*	February 16, 2011
Joseph A. Giordano	Date
Trustee, Chairman, President, Treasurer, and Chief Compliance Officer

/s/ A. Vason Hamrick	February 16, 2011
A. Vason Hamrick	Date
Secretary

/s/ T. Lee Hale, Jr.	February 16, 2011
T. Lee Hale, Jr.	Date
Assistant Treasurer

*By: /s/ A. Vason Hamrick	February 16, 2011
A. Vason Hamrick	Date
Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101-SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase